                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                  VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

                         SUPPLEMENT DATED MAY 21, 2008
                                     TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED JULY 31, 2007,
                AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 20, 2007
                                    AND THE
                           CLASS I SHARES PROSPECTUS
                              DATED JULY 31, 2007

    The Prospectus is hereby supplemented as follows:

(1) The first four paragraphs of the section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" are hereby deleted in their entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by Feng Chang, a Managing Director of the Adviser. Mr. Chang is responsible for the day-to-day management of the Fund's portfolio and the execution of the overall strategy of the Fund. Mr. Chang has been associated with the Adviser in an investment management capacity since August 2004 and began managing the Fund in May 2008. Prior to August 2004, Mr. Chang was the head of Research at Citigroup.

(2) The section entitled "PURCHASE OF SHARES" is supplemented with the following:

The Fund has suspended the continuous offering of its shares to new investors.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    DSCVSPT 5/08

                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                  VAN KAMPEN DISCIPLINED SMALL CAP VALUE FUND

                         SUPPLEMENT DATED MAY 21, 2008
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED JULY 31, 2007

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS," the first two paragraphs are hereby deleted in their entirety and replaced with the following:

     As of April 30, 2008, Feng Chang managed nine registered investment companies with a total of approximately $7.5 billion in assets; no pooled investment vehicles other than registered investment companies; and five other accounts with a total of approximately $8.4 billion in assets. Of these other accounts, one account with a total of approximately $593.2 million had performance based fees.

     (2) The section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS," is hereby deleted in its entirety and replaced with the following:

     The portfolio manager did not beneficially own shares of the Fund as of April 30, 2008.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 DSCVSPTSAI 5/08